Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of debt outstanding
The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2017 and 2016 was comprised as follows (in thousands):

		December 31, 2017		December 31, 2016
Issuer	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value	Interest rate	Issue Date	Redemption or Maturity Date
PartnerRe Finance A LLC	$250,000	$—	$—	$—	$—	6.875%	May 2008	redeemed November 1, 2016
PartnerRe Finance B LLC	500,000	500,000	534,179	500,000	547,145	5.500%	March 2010	June 1, 2020
PartnerRe Ireland Finance DAC	€750,000	884,824	882,717	773,883	753,499	1.250%	September 2016	September 15, 2026
		$1,384,824	$1,416,896	$1,273,883	$1,300,644
PartnerRe Finance II Inc.	$63,384	$70,989	61,271	$70,989	$66,817	see Note 1	November 2006	see Note 1